Fair Value Measurements - Schedule of quantitative information regarding Level 3 fair value measurements (Details)	Dec. 31, 2021 USD ($) yr
Option term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | yr	6.34
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	21.5
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.55
Exercise Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | $	11.5